Related party transactions (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Related party transactions [Abstract]
Related party transactions
Note 16 - Related party transactions
Marketing services
A company controlled by a member of the board of directors provided online traffic acquisition marketing services for the Company. The Company incurred immaterial amounts for their services during the nine months ended September 30, 2020. During the three and nine months ended September 30, 2019, the Company incurred less than $0.1 million and $0.2 million, respectively. As of September 30, 2020, the Company had no outstanding balance and as of December 31, 2019 the outstanding balance was less than $0.1 million and was included in accounts payable in the condensed consolidated balance sheets.
Notes payable
The Company issued $1.4 million of subordinated convertible notes to a member of the board of directors during the year ended December 2019, and $0.8 million of subordinated convertible notes to the same director during June 2020. The notes remain outstanding as of September 30, 2020. Interest related to the subordinated convertible notes was less than $0.1 million and $0.1 million for the three and nine months ended September 30, 2020, respectively.
Halo transaction bonus and notes payable
The Company issued $0.1 million of subordinated convertible notes to an executive in satisfaction of a transaction bonus as per his employment agreement upon the close of the Halo Acquisition in December 2019. These convertible notes are outstanding as of September 30, 2020.

Note 17 - Related party transactions

Management services

During the years ended December 31, 2019 and 2018, the company paid less than $0.2 million and $0.5 million, respectively, for management services provided by an entity owned by a member of the board of directors.

Marketing services

A company controlled by a member of the board of directors provides online traffic acquisition marketing services for the Company. The Company incurred a total of $0.2 million and $0.1 million for their services during the years ended December 31, 2019 and 2018, respectively.  The service contract has a 30-day termination clause. Outstanding balances were less than $0.1 million at December 31, 2019 and December 31, 2018. The outstanding balance is included in Accounts Payable.

Finder’s fee and other services

The Company paid a finders’ fee of $0.3 million and $0.4 million for other professional services during the year ended December 31, 2018 to an entity owned by one of its officers during the year ended December 31, 2018. The Company paid less than $0.1 million during the year ended December 31, 2019.

Notes payable

The Company issued $1.4 million of subordinated convertible notes to a member of the board of directors during the year ended December 31, 2019. Interest related to the subordinated convertible notes was less than $0.1 million.

Halo Transaction Bonus

An executive received a transaction bonus as per his employment agreement upon the close of the Halo Acquisition. The executive received $0.1 million in subordinated convertible notes.

Guarantor warrants

The Company issued a total of 6,500,000 warrants to three members of the board of directors as consideration for the Shareholder Guaranties related to the short term loan during the year ended December 31, 2019.  The 6,500,000 warrants have a fair market value of $4.2 million as of the date of issuance.